RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, Non current	$ 75,215	$ 32,313
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage	49.00%
Crimson
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage	20.00%	20.00%
Related party
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, current	$ 5,220	$ 40,582
Related party | Suzhou Financial Leasing Co., Ltd. | Turnkey battery energy storage solutions and EPC services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	17,784	0	$ 0
Related party | Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	5,508	10,004	4,180
Related party | Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	7,623	6,974	7,036
Related party | Horus Solar S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties	34,742	33,664
Related party | Recursos Solares PV De Mxico II S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties	40,711	36,832
Related party | Yancheng Jiwa New Material Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Purchase from related party	4,268	8,300	5,192
Related party | Marangatu
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of sales transactions	173	100,939
Related party | Panati
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of sales transactions	0	67,463
Related party | Crimson
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of sales transactions	$ 5,300	$ 17,182	$ 367,383